The tax on the Group's pre-tax profit differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities. In March 2021, the Social Contribution tax rate in Brazil increased 5 percen (Details) - USD ($)
$ in Thousands
		1 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax
Net loss before income tax			$ (170,164)	$ (193,178)	$ (129,299)
Tax rate	[1]	40.00%	45.00%	40.00%	40.00%
Income tax			$ 76,574	$ 77,271	$ 51,720
Share-based payments			(41,418)	(8,639)	(5,509)
Customers gifts			(250)	(375)	(1,685)
Operational losses and others			(6,385)	(4,741)	(2,343)
Changes in income tax rate			(11,127)		(2,546)
Other expenses from Nu Holdings not subject to taxation			(8,103)	(8,049)
Effect of different tax rates - subsidiaries			(4,541)	(3,781)
Results with convertible instruments				(29,008)
Other non-deductible expenses			(2,250)	(1,022)	(2,869)
Income tax for the year			2,500	21,656	36,768
Current tax expense			(219,824)	(22,338)	(3,572)
Deferred tax benefit			224,654	44,025	40,341
Income tax in the statement of profit or loss			4,830	21,687	36,769
Deferred tax recognized in OCI			$ (2,330)	$ (31)	$ (1)
Effective tax rate			(2.80%)	(11.20%)	(28.40%)

[1]	The tax rate used was the one applicable to the financial Brazilian subsidiaries, which represent the most significant portion of the operations of the Group. The tax rate used is not materially different from the average effective tax rate considering all jurisdictions where the Group has operations. The effect of other tax rates is shown in the table above as “effect of different tax rates – subsidiaries”.